UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Senior Income Trust (EVF) Semiannual Report December 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Seminnual Report December 31, 2012

Eaton Vance

Senior Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	37

Officers and Trustees	38

Important Notices	39

Eaton Vance

Senior Income Trust

December 31, 2012

Performance1,2

Portfolio Managers Scott H. Page, CFA and John Redding

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	5.68%	13.13%	5.63%	5.98%
Fund at Market Price	—	10.88	23.32	8.70	6.76
S&P/LSTA Leveraged Loan Index	—	4.91%	9.67%	5.67%	5.72%

% Premium/Discount to NAV
					2.86%

Distributions[3]
Total Distributions per share for the period					$0.291
Distribution Rate at NAV					6.38%
Distribution Rate at Market Price					6.21%

% Total Leverage[4]
Auction Preferred Shares (APS)					25.91%
Borrowings					10.60

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2012

Fund Profile

Top 10 Holdings (% of total investments)5

Alliance Boots Holdings Limited	1.2%
Intelsat Jackson Holdings Ltd.	1.2
Rite Aid Corporation	1.2
Asurion LLC	1.1
Aramark Corporation	1.1
Chrysler Group LLC	1.0
Calpine Corp. (corporate bond)	1.0
General Nutrition Centers, Inc.	0.9
SunGard Data Systems, Inc.	0.8
Telesat LLC	0.8
Total	10.3%

Top 10 Sectors (% of total investments)5

Health Care	11.2%
Business Equipment and Services	8.6
Electronics/Electrical	7.1
Automotive	4.6
Financial Intermediaries	4.2
Telecommunications	4.1
Publishing	4.0
Retailers (Except Food and Drug)	3.9
Leisure Goods/Activities/Movies	3.8
Food Products	3.7
Total	55.2%

Credit Quality (% of loan holdings)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2012

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distribution rate is determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

[5]	Excludes cash and cash equivalents.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 142.5%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.7%
AVIO S.p.A
Term Loan, 3.09%, Maturing June 14, 2017		300	$299,485
Term Loan, 3.86%, Maturing December 14, 2017	EUR	275	363,894
Term Loan, 3.96%, Maturing December 14, 2017		325	324,442
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		424	429,502
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		343	348,324
Term Loan, 6.25%, Maturing November 2, 2018		156	157,907
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		235	237,732
Hamilton Sundstrand Industrial
Term Loan, 5.00%, Maturing December 13, 2019		1,000	1,010,089
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		882	670,058
Sequa Corporation
Term Loan, 5.25%, Maturing May 29, 2017		800	806,666
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		737	738,017
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		496	499,734
Term Loan, 4.00%, Maturing February 14, 2017		1,076	1,084,071
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		372	374,798

			$7,344,719

Air Transport — 0.6%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		414	$405,671
Orbitz Worldwide Inc.
Term Loan, 3.21%, Maturing July 25, 2014		1,372	1,323,236

			$1,728,907

Automotive — 7.0%
Allison Transmission, Inc.
Term Loan, 2.71%, Maturing August 7, 2014		551	$554,757
Term Loan, 4.25%, Maturing August 23, 2019		1,718	1,736,956
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		693	695,148
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		4,067	4,161,699

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	936	$941,702
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014	2,186	2,012,506
Term Loan, 2.15%, Maturing December 28, 2015	571	526,072
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,375	3,403,688
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018	1,050	1,065,750
Metaldyne Company LLC
Term Loan, 6.00%, Maturing December 18, 2018	675	681,750
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	598	600,767
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	723	728,949
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	449	451,119
Veyance Technologies, Inc.
Term Loan, 2.47%, Maturing July 31, 2014	100	99,012
Term Loan, 2.47%, Maturing July 31, 2014	697	691,260
Term Loan, 5.50%, Maturing July 31, 2014	174	173,905
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015	425	410,125

		$18,935,165

Beverage and Tobacco — 0.0%(2)
Maine Beverage Company
Term Loan, 2.11%, Maturing March 31, 2013	18	$17,786

		$17,786

Building and Development — 0.7%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	443	$447,423
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	371	345,262
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	833	835,567
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	248	250,529

		$1,878,781

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 13.3%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		182	$183,230
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		985	995,012
Acxiom Corporation
Term Loan, 3.30%, Maturing March 15, 2015		351	353,438
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		1,401	1,415,027
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 9, 2016		2,265	2,077,394
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		491	492,482
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		336	333,942
Term Loan, 2.96%, Maturing February 21, 2015		709	660,403
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		400	402,000
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		549	540,396
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		327	327,127
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.75%, Maturing October 16, 2016		82	81,462
Term Loan, 6.25%, Maturing October 16, 2018		342	338,360
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		701	712,864
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		562	565,956
ClientLogic Corporation
Term Loan, 6.86%, Maturing January 30, 2017	EUR	586	703,351
Term Loan, 7.10%, Maturing January 30, 2017		303	296,287
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		275	276,891
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		249	251,557
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		258	260,203
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		1,041	871,365
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		1,025	1,027,562
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		250	249,688
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018		990	995,920

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		323	$326,998
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		823	832,196
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		716	718,026
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		1,227	1,236,852
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		1,428	1,443,425
Kronos Incorporated
Term Loan, 5.50%, Maturing October 25, 2019		800	809,500
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		450	452,250
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,011	1,008,713
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		346	347,253
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		500	493,750
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 23, 2018		422	426,559
National CineMedia, LLC
Term Loan, 3.47%, Maturing November 23, 2019		250	250,833
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		2,142	2,159,782
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		274	275,684
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		344	345,236
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		319	320,491
SunGard Data Systems, Inc.
Term Loan, 3.87%, Maturing February 26, 2016		1,328	1,337,240
Term Loan, 3.96%, Maturing February 28, 2017		2,163	2,178,657
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		419	419,933
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		1,903	1,932,027
Travelport LLC
Term Loan, 4.90%, Maturing August 21, 2015	EUR	371	465,018
Term Loan, 5.06%, Maturing August 21, 2015		299	287,463
Term Loan, 5.11%, Maturing August 21, 2015		1,103	1,061,683

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		61	$61,197
Term Loan, 6.00%, Maturing July 28, 2017		310	312,665
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		356	361,297
Term Loan, 5.50%, Maturing July 15, 2016		1,013	1,028,117
Term Loan, 5.75%, Maturing June 29, 2018		597	605,582

			$35,910,344

Cable and Satellite Television — 5.1%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		425	$429,604
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		613	617,285
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		199	200,237
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		2,208	2,221,808
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		225	226,544
CSC Holdings, Inc.
Term Loan, 1.96%, Maturing March 29, 2016		1,925	1,933,362
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		550	554,011
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	521	665,997
Term Loan, 3.32%, Maturing March 4, 2016	EUR	521	665,997
Term Loan, 7.70%, Maturing March 6, 2017(3)	EUR	216	264,793
Term Loan - Second Lien, 4.45%, Maturing September 2, 2016	EUR	271	335,338
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		785	782,133
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		731	733,535
Mediacom Illinois, LLC
Term Loan, 1.70%, Maturing January 30, 2015		997	987,374
Term Loan, 4.50%, Maturing October 23, 2017		390	389,756
UPC Broadband Holding B.V.
Term Loan, 3.86%, Maturing December 31, 2016	EUR	726	960,863
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		379	378,057
Term Loan, 3.71%, Maturing December 29, 2017		1,037	1,036,483
Term Loan, 4.00%, Maturing January 29, 2021		400	399,875

			$13,783,052

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 3.8%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017	530	$539,612
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018	348	350,862
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015	260	261,300
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017	494	499,305
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018	1,737	1,758,315
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015	707	708,471
Term Loan, 4.06%, Maturing May 5, 2015	320	320,995
Term Loan, 4.06%, Maturing May 5, 2015	473	465,412
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017	322	325,169
PQ Corporation
Term Loan, 5.25%, Maturing May 8, 2017	600	603,900
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018	63	64,014
Trinseo Materials Operating S.C.A.
Term Loan, 8.00%, Maturing August 2, 2017	705	690,631
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	197	199,257
Term Loan, 4.25%, Maturing February 8, 2018	723	731,287
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	2,732	2,731,076

		$10,249,606

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	419	$422,802
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016	253	254,670
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	255	256,629

		$934,101

Conglomerates — 2.9%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	112	$112,513
Term Loan, 7.75%, Maturing September 22, 2014	99	98,677
Term Loan, 8.25%, Maturing September 22, 2014	45	45,445

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
Rexnord Corporation
Term Loan, 4.50%, Maturing April 2, 2018	1,658	$1,675,383
RGIS Services, LLC
Term Loan, 4.56%, Maturing October 18, 2016	1,918	1,932,259
Term Loan, 5.50%, Maturing October 18, 2017	695	701,698
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	223	223,585
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	250,469
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	1,675	1,691,619
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	947	955,395

		$7,687,043

Containers and Glass Products — 1.4%
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	1,050	$1,056,781
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	249	245,019
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	1,721	1,744,249
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	272	275,834
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	324	326,754

		$3,648,637

Cosmetics / Toiletries — 0.7%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	1,493	$1,507,958
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.31%, Maturing November 28, 2014	525	420,000

		$1,927,958

Drugs — 1.3%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	248	$249,986
Term Loan, 5.50%, Maturing February 10, 2017	784	789,227
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019	599	599,310
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	369	371,455

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	280	$282,135
Term Loan, 4.25%, Maturing March 15, 2018	737	742,910
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	507	510,750

		$3,545,773

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 5.25%, Maturing October 9, 2019	1,000	$1,013,750
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	274	277,056

		$1,290,806

Electronics / Electrical — 11.2%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	762	$770,248
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	640	646,552
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,516	1,532,720
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	199	200,025
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	1,056	1,064,769
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 2, 2018	400	402,500
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	754	759,435
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	1,021	969,507
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	1,305	1,316,545
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	520	521,167
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016	1,778	1,748,246
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	175	175,738
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	2,562	2,590,565
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	698	704,883

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	740	$746,693
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	494	497,299
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	853	862,137
Term Loan, 5.50%, Maturing March 3, 2017	518	529,697
Term Loan, 5.25%, Maturing March 19, 2019	819	827,171
Term Loan, 4.75%, Maturing January 11, 2020	475	477,821
Open Solutions, Inc.
Term Loan, 2.44%, Maturing January 23, 2014	1,131	1,076,064
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	397	392,534
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 14, 2018	1,325	1,325,237
Term Loan - Second Lien, Maturing December 20, 2019(4)	250	253,021
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	199	201,114
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	1,773	1,784,525
Serena Software, Inc.
Term Loan, 4.21%, Maturing March 10, 2016	715	717,103
Term Loan, 5.00%, Maturing March 10, 2016	175	176,531
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	498	498,744
Sirius Computer Solutions, Inc.
Term Loan, 8.00%, Maturing November 30, 2018	294	296,989
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	610	615,806
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	678	688,012
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	374	377,545
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	64	64,667
Term Loan, 5.00%, Maturing June 7, 2019	620	627,631
SumTotal Systems, Inc.
Term Loan, 6.25%, Maturing November 16, 2018	650	646,750
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	107	107,312
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,060	1,072,925

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	600	$603,000
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	250	251,250
Web.com Group, Inc.
Term Loan, 5.50%, Maturing October 27, 2017	1,041	1,051,237

		$30,171,715

Equipment Leasing — 1.0%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	420	$423,010
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	650	658,125
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,700	1,712,750

		$2,793,885

Financial Intermediaries — 6.0%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	425	$432,438
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	618	624,431
CB Richard Ellis Services, Inc.
Term Loan, 3.46%, Maturing March 5, 2018	342	343,218
Term Loan, 3.71%, Maturing September 4, 2019	323	323,747
Citco Funding LLC
Term Loan, 5.50%, Maturing June 29, 2018	1,332	1,347,212
Clipper Acquisitions Corp.
Term Loan, Maturing December 20, 2019(4)	275	275,688
First Data Corporation
Term Loan, 2.96%, Maturing September 24, 2014	11	10,868
Term Loan, 2.96%, Maturing September 24, 2014	44	44,090
Term Loan, 2.96%, Maturing September 24, 2014	44	44,418
Term Loan, 4.21%, Maturing March 23, 2018	1,020	973,457
Term Loan, 5.21%, Maturing September 24, 2018	625	614,453
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,069	1,051,648
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	361	360,938
Harbourvest Partners, LLC
Term Loan, 5.00%, Maturing November 21, 2017	475	478,562
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	959	955,308

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
LPL Holdings, Inc.
Term Loan, 2.71%, Maturing March 29, 2017	385	$385,161
Term Loan, 4.00%, Maturing March 29, 2019	1,538	1,549,913
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	320	323,730
Nuveen Investments, Inc.
Term Loan, 5.81%, Maturing May 12, 2017	1,412	1,422,160
Term Loan, 5.81%, Maturing May 13, 2017	1,534	1,541,497
Term Loan, 7.25%, Maturing May 13, 2017	225	226,350
Oz Management LP
Term Loan, 1.71%, Maturing November 15, 2016	670	605,007
RJO Holdings Corp.
Term Loan, 6.22%, Maturing December 10, 2015(5)	4	3,038
Term Loan, 6.97%, Maturing December 10, 2015(5)	117	88,800
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	1,742	1,759,048
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	248	248,590
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	222	223,437

		$16,257,207

Food Products — 5.8%
Advance Pierre Foods
Term Loan, 5.75%, Maturing July 10, 2017	650	$658,531
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019	648	654,859
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	522	524,661
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	3,214	3,225,631
Dole Food Company Inc.
Term Loan, 5.03%, Maturing July 6, 2018	1,174	1,178,490
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	599	597,004
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	322	323,962
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	987	987,475
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	782	787,871
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	2,883	2,914,850

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		1,692	$1,710,529
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		2,101	2,108,881

			$15,672,744

Food Service — 5.5%
Aramark Corporation
Term Loan, 3.46%, Maturing July 26, 2016		2,386	$2,400,124
Term Loan, 3.53%, Maturing July 26, 2016		1,081	1,087,746
Term Loan, 3.56%, Maturing July 26, 2016		88	88,690
Term Loan, 3.56%, Maturing July 26, 2016		157	157,844
Term Loan, 3.89%, Maturing July 26, 2016	GBP	475	761,969
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		200	201,495
Buffets, Inc.
Term Loan, 0.24%, Maturing April 22, 2015(5)		54	54,189
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		1,122	1,131,305
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,200	1,212,475
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		1,334	1,345,135
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		670	678,312
NPC International, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		344	347,019
OSI Restaurant Partners, LLC
Term Loan, 4.80%, Maturing October 24, 2019		1,350	1,365,047
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		200	201,744
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		2,231	2,243,058
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		670	675,588
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		998	1,008,900

			$14,960,640

Food / Drug Retailers — 5.4%
Alliance Boots Holdings Limited
Term Loan, 3.49%, Maturing July 9, 2015	GBP	3,275	$5,212,842
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		3,797	3,813,156

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019	224	$226,752
Rite Aid Corporation
Term Loan, 1.97%, Maturing June 4, 2014	3,876	3,858,602
Term Loan, 4.50%, Maturing March 2, 2018	1,061	1,060,345
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018	299	301,858

		$14,473,555

Health Care — 16.7%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017	223	$224,569
Term Loan, 4.75%, Maturing June 30, 2017	297	298,830
Term Loan, 4.75%, Maturing June 30, 2017	1,185	1,192,301
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	416	411,269
Ardent Medical Services, Inc.
Term Loan, 7.25%, Maturing September 15, 2015	343	343,489
AssuraMed Holding, Inc.
Term Loan, 5.50%, Maturing October 24, 2019	425	429,649
Biomet Inc.
Term Loan, 4.01%, Maturing July 25, 2017	1,603	1,614,840
Catalent Pharma Solutions Inc.
Term Loan, 4.21%, Maturing September 15, 2016	1,256	1,264,721
Term Loan, 5.25%, Maturing September 15, 2017	570	577,005
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	324	324,997
Community Health Systems, Inc.
Term Loan, 3.81%, Maturing January 25, 2017	3,182	3,205,264
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	589	597,633
CRC Health Corporation
Term Loan, 4.71%, Maturing November 16, 2015	487	477,307
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	1,470	1,482,127
Term Loan, 4.00%, Maturing November 1, 2019	1,575	1,589,432
DJO Finance LLC
Term Loan, 5.21%, Maturing November 1, 2016	906	910,654
Term Loan, 6.25%, Maturing September 15, 2017	744	750,889
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,481	1,395,603
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	397	401,516

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	1,586	$1,599,669
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	1,451	1,466,749
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	318	319,330
HCA, Inc.
Term Loan, 3.56%, Maturing March 31, 2017	2,218	2,226,917
Term Loan, 3.46%, Maturing May 1, 2018	925	928,372
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	941	949,230
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	948	960,161
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	835	839,301
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	1,243	1,196,610
Term Loan, 6.75%, Maturing May 15, 2018	307	298,951
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	338	330,548
Term Loan, 6.00%, Maturing June 1, 2018	400	391,667
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	2,228	2,255,344
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	274	276,703
MedAssets, Inc.
Term Loan, 4.00%, Maturing November 30, 2019	300	300,375
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	392	376,308
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	1,058	1,065,433
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	298	298,494
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	450	452,250
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	761	760,546
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018	965	981,841
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	149	149,716
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	748	751,866

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Sage Products, Inc.
Term Loan, 5.25%, Maturing December 17, 2019		300	$302,625
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		1,502	1,510,887
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		299	302,791
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		739	736,718
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019		848	850,519
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		524	527,477
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019		897	902,850
Term Loan, 4.25%, Maturing December 11, 2019		1,025	1,033,200
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		731	738,774
VWR Funding, Inc.
Term Loan, 2.71%, Maturing June 30, 2014		729	729,824
Term Loan, 4.46%, Maturing April 3, 2017		729	732,708

			$45,036,849

Home Furnishings — 0.9%
Oreck Corporation
Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(5)		128	$115,892
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		850	852,420
Sofia III S.a.r.l.
Term Loan, 2.61%, Maturing June 24, 2016	EUR	374	446,501
Tempur-Pedic International Inc.
Term Loan, Maturing December 12, 2019(4)		925	937,911

			$2,352,724

Industrial Equipment — 1.8%
Alliance Laundry Systems LLC
Term Loan, 5.50%, Maturing December 10, 2018		175	$176,969
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		644	650,237
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		773	793,033
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		508	510,540

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018	1,659	$1,684,106
Kion Group GMBH
Term Loan, 3.46%, Maturing December 23, 2014(3)	121	120,306
Term Loan, 3.96%, Maturing December 23, 2015(3)	257	255,753
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	71	71,495
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019	488	491,830

		$4,754,269

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	1,000	$1,002,800
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019	498	500,609
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019	1,650	1,670,625
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	298	300,727
Term Loan, 5.50%, Maturing December 8, 2016	662	667,328
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	4,084	4,130,725
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	379	391,298
CCC Information Services, Inc.
Term Loan, Maturing December 25, 2019(4)	150	150,813
Compass Investors Inc.
Term Loan, 5.50%, Maturing December 27, 2019	1,075	1,074,104
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing October 29, 2019	350	353,500
Hub International Limited
Term Loan, 4.71%, Maturing June 13, 2017	962	973,040
Term Loan, 6.75%, Maturing December 13, 2017	266	268,831
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	495	496,609

		$11,981,009

Leisure Goods / Activities / Movies — 5.6%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 30, 2019	1,017	$1,033,857
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	1,891	1,904,538
Term Loan, 4.75%, Maturing February 22, 2018	495	499,683

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 4.51%, Maturing June 28, 2016		965	$974,941
Term Loan, Maturing June 28, 2016(4)		225	227,250
Bright Horizons Family Solutions, Inc.
Term Loan, 4.22%, Maturing May 28, 2015		450	451,545
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		1,416	1,431,227
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016		1,798	1,825,343
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		488	489,023
Equinox Fitness Clubs
Term Loan, Maturing November 16, 2019(4)		600	606,000
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		1,292	1,300,565
Revolution Studios Distribution Company, LLC
Term Loan, 3.97%, Maturing December 21, 2014(5)		402	330,702
Term Loan - Second Lien, 7.22%, Maturing June 21, 2015(5)		450	239,625
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		1,117	1,127,315
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		728	732,348
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		880	890,550
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		475	470,917
Term Loan, 7.50%, Maturing June 19, 2015		496	501,152

			$15,036,581

Lodging and Casinos — 2.6%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		223	$225,546
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		515	519,152
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		970	985,762
Term Loan, 5.46%, Maturing January 26, 2018		1,230	1,101,854
Gala Group LTD
Term Loan, 5.50%, Maturing May 30, 2018	GBP	825	1,288,240
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		467	473,202
LodgeNet Entertainment Corporation
Term Loan, 8.50%, Maturing April 4, 2014		415	296,174

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
MGM Resorts International
Term Loan, 4.25%, Maturing December 20, 2019	1,300	$1,315,844
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	175	175,487
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	298	300,355
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	248	251,847

		$6,933,463

Nonferrous Metals / Minerals — 2.4%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	1,468	$1,486,929
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	1,497	1,494,609
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	521	525,296
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	321	324,067
Term Loan, 4.00%, Maturing March 10, 2017	1,348	1,360,641
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.71%, Maturing May 8, 2016	475	477,386
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	600	579,000
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	250	238,750

		$6,486,678

Oil and Gas — 4.3%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	83	$84,265
Term Loan, 9.00%, Maturing June 23, 2017	1,088	1,108,029
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	1,030	1,047,561
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	1,325	1,337,318
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	914	762,624
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	1,166	1,180,947
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	617	623,456
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,255	1,261,384

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019		1,025	$1,029,698
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018		425	429,516
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019		1,028	1,041,358
Term Loan, 5.00%, Maturing September 25, 2019		83	84,284
Term Loan, 5.00%, Maturing September 25, 2019		136	137,988
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018		1,075	1,088,437
Tervita Corporation
Term Loan, 6.50%, Maturing November 14, 2014		273	273,165

			$11,490,030

Publishing — 5.6%
Ascend Learning, Inc.
Term Loan, 6.50%, Maturing May 23, 2017		1,714	$1,719,870
Aster Zweite Beteiligungs GmbH
Term Loan, 5.95%, Maturing December 31, 2014	EUR	214	277,040
Term Loan, 5.95%, Maturing December 31, 2014	EUR	240	309,654
Term Loan, 5.97%, Maturing December 31, 2014		548	538,109
Term Loan, 5.97%, Maturing December 31, 2014		561	550,353
GateHouse Media Operating, Inc.
Term Loan, 2.22%, Maturing August 28, 2014		319	118,812
Term Loan, 2.22%, Maturing August 28, 2014		712	265,042
Term Loan, 2.47%, Maturing August 28, 2014		344	127,951
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		2,450	2,456,507
Instant Web, Inc.
Term Loan, 3.59%, Maturing August 7, 2014		83	64,388
Term Loan, 3.59%, Maturing August 7, 2014		792	617,674
Interactive Data Corporation
Term Loan, 4.50%, Maturing February 12, 2018		1,581	1,591,301
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018		300	302,625
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		3,051	3,037,234
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		42	40,637
Nelson Education Ltd.
Term Loan, 2.81%, Maturing July 3, 2014		231	183,727

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Nielsen Finance LLC
Term Loan, 3.46%, Maturing May 2, 2016		982	$989,034
Term Loan, 3.96%, Maturing May 2, 2016		965	971,513
Tribune Company
Term Loan, Maturing December 17, 2019(4)		850	850,106

			$15,011,577

Radio and Television — 3.6%
Clear Channel Communications, Inc.
Term Loan, 3.86%, Maturing January 29, 2016		758	$630,309
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		2,597	2,606,437
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019		445	459,462
Entercom Radio, LLC
Term Loan, 5.00%, Maturing November 23, 2018		255	257,859
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		698	709,015
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		241	242,648
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		297	299,217
Mission Broadcasting, Inc.
Term Loan, 2.91%, Maturing December 3, 2019(6)		208	210,600
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		492	498,150
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		443	442,696
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		377	379,920
Tyrol Acquisitions 2 SAS
Term Loan, 4.11%, Maturing January 29, 2016	EUR	505	608,033
Term Loan, 4.11%, Maturing January 29, 2016	EUR	505	608,034
Univision Communications Inc.
Term Loan, 4.46%, Maturing March 31, 2017		1,651	1,627,542

			$9,579,922

Retailers (Except Food and Drug) — 6.0%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		248	$250,642
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 30, 2019		700	701,458
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		325	326,286

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		348	$350,102
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		603	609,461
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		499	504,569
J Crew Group, Inc.
Term Loan, 4.50%, Maturing March 7, 2018		862	866,603
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		1,375	1,382,932
Michaels Stores, Inc.
Term Loan, 4.81%, Maturing July 29, 2016		1,574	1,590,100
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		397	402,955
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		2,525	2,533,065
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		249	251,401
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		225	226,875
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		1,602	1,616,277
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		896	902,152
Term Loan, 4.25%, Maturing August 7, 2019		299	301,931
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		1,470	1,475,432
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		647	587,768
Vivarte SA
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	13	11,550
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	88	80,847
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	900	831,569
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		321	324,147

			$16,128,122

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		524	$522,378
Firth Rixson PLC
Term Loan, 5.50%, Maturing June 30, 2017		150	151,313

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		2,993	$3,022,658
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		344	348,179
Patriot Coal Corporation
Term Loan, 9.25%, Maturing October 4, 2013		425	428,187
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		493	493,733
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		317	321,680
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		324	329,050

			$5,617,178

Surface Transport — 1.3%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		1,769	$1,769,743
Term Loan, 3.75%, Maturing March 11, 2018		925	927,602
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		856	865,803

			$3,563,148

Telecommunications — 6.1%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		457	$434,158
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		419	421,765
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		250	252,031
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		941	947,083
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		5,135	5,182,684
Macquarie UK Broadcast Limited
Term Loan, 3.00%, Maturing December 1, 2014	GBP	414	648,103
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		3,019	3,031,204
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		468	469,630
Term Loan, 3.75%, Maturing September 27, 2019		225	226,406
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		945	953,521
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		3,433	3,462,787

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	473	$476,760

		$16,506,132

Utilities — 3.9%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	999	$1,010,806
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	468	473,139
Term Loan, 4.50%, Maturing April 2, 2018	2,383	2,410,043
Term Loan, 4.50%, Maturing October 9, 2019	424	428,658
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	216	224,866
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	361	378,794
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	362	369,722
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	547	555,711
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	2,711	2,744,055
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	250	250,000
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017	2,601	1,751,461

		$10,597,255

Total Senior Floating-Rate Interests (identified cost $382,494,009)		$384,287,361

Corporate Bonds & Notes — 9.9%

Security	Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(7)	68	$75,820
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(7)	40	42,089
Navistar International Corp., Sr. Notes
8.25%, 11/1/21	25	24,250

		$142,159

Security	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.0%(2)
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	35	$40,250
4.625%, 3/1/23	40	42,000
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(7)	25	23,625

		$105,875

Brokers, Dealers and Investment Houses — 0.0%(2)
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(7)	30	$32,100
E*TRADE Financial Corp., Sr. Notes
6.00%, 11/15/17	5	5,138
6.375%, 11/15/19	25	25,750

		$62,988

Building and Development — 0.1%
Brookfield Residential Properties, Inc., Sr. Notes
6.50%, 12/15/20(7)	25	$25,750
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(7)	20	22,850
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(3)(7)	65	70,850
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	45	50,288
8.50%, 4/15/21	15	16,725
8.50%, 4/15/21(7)	55	61,187

		$247,650

Business Equipment and Services — 0.3%
Education Management, LLC, Sr. Notes
8.75%, 6/1/14	150	$121,125
FTI Consulting, Inc., Sr. Notes
6.00%, 11/15/22(7)	20	20,800
HDTFS, Inc., Sr. Notes
6.25%, 10/15/22(7)	25	26,750
IMS Health, Inc., Sr. Notes
6.00%, 11/1/20(7)	40	42,000
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22	380	404,700
TransUnion Holding Co., Inc., Sr. Notes
8.125%, 6/15/18(3)(7)	55	57,062

		$672,437

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.1%
AMC Networks, Inc., Sr. Notes
4.75%, 12/15/22		15	$15,150
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
5.25%, 9/30/22		100	101,750
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes
6.375%, 9/15/20(7)		65	68,006

			$184,906

Chemicals and Plastics — 1.1%
Ashland, Inc., Sr. Notes
4.75%, 8/15/22(7)		20	$20,900
Celanese US Holdings, LLC, Sr. Notes
4.625%, 11/15/22		25	26,312
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		1,000	1,022,500
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)	EUR	500	689,014
8.375%, 2/15/19(7)		500	540,625
7.50%, 5/1/20(7)		400	421,000
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		200	222,000
Rockwood Specialties Group, Inc., Sr. Notes
4.625%, 10/15/20		65	67,519
Sawgrass Merger Sub, Inc., Sr. Notes
8.75%, 12/15/20(7)		15	15,188
Tronox Finance, LLC, Sr. Notes
6.375%, 8/15/20(7)		55	55,756

			$3,080,814

Clothing / Textiles — 0.0%(2)
Wolverine World Wide, Inc., Sr. Notes
6.125%, 10/15/20(7)		20	$21,100

			$21,100

Conglomerates — 0.1%
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(7)		25	$25,813
General Cable Corp., Sr. Notes
5.75%, 10/1/22(7)		40	41,600
Harbinger Group, Inc., Sr. Notes
7.875%, 7/15/19(7)		15	14,944

Security	Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
Spectrum Brands Escrow Corp., Sr. Notes
6.375%, 11/15/20(7)	25	$26,312
6.625%, 11/15/22(7)	40	43,000

		$151,669

Containers and Glass Products — 1.0%
Berry Plastics Corp., Sr. Notes
5.09%, 2/15/15(8)	500	$502,000
BOE Merger Corp., Sr. Notes
9.50%, 11/1/17(3)(7)	35	35,175
Reynolds Group Holdings, Inc., Sr. Notes
5.75%, 10/15/20(7)	1,975	2,044,125
Sealed Air Corp., Sr. Notes
6.50%, 12/1/20(7)	15	16,275
8.375%, 9/15/21(7)	5	5,737

		$2,603,312

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc., Sr. Notes
7.75%, 11/1/17(3)(7)	65	$67,113
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(7)	65	70,038
Revlon Consumer Products Corp.
9.75%, 11/15/15	165	174,487

		$311,638

Drugs — 0.0%(2)
VPI Escrow Corp., Sr. Notes
6.375%, 10/15/20(7)	65	$70,038

		$70,038

Ecological Services and Equipment — 0.0%(2)
ADS Waste Holdings, Inc., Sr. Notes
8.25%, 10/1/20(7)	25	$26,375
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20	25	26,188
5.125%, 6/1/21(7)	30	31,200

		$83,763

Electronics / Electrical — 0.1%
Infor US, Inc., Sr. Notes
9.375%, 4/1/19	35	$39,462

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
NCR Corp., Sr. Notes
5.00%, 7/15/22(7)	30	$30,638
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(7)	60	63,000

		$133,100

Equipment Leasing — 0.6%
Air Lease Corp., Sr. Notes
4.50%, 1/15/16(7)	135	$137,025
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14	1,000	1,045,620
6.75%, 9/1/16(7)	175	197,312
7.125%, 9/1/18(7)	175	203,875

		$1,583,832

Financial Intermediaries — 0.6%
Ally Financial, Inc., Sr. Notes
2.511%, 12/1/14(8)	20	$20,032
0.00%, 6/15/15	40	36,308
4.625%, 6/26/15	275	286,849
CIT Group, Inc., Sr. Notes
5.50%, 2/15/19(7)	25	27,375
5.375%, 5/15/20	5	5,487
5.00%, 8/15/22	10	10,702
First Data Corp., Sr. Notes
7.375%, 6/15/19(7)	500	520,000
6.75%, 11/1/20(7)	625	634,375
Lender Processing Services, Inc., Sr. Notes
5.75%, 4/15/23	40	41,700
Nuveen Investments, Inc., Sr. Notes
9.50%, 10/15/20(7)	70	70,000

		$1,652,828

Food Products — 0.0%(2)
Land O’Lakes, Inc., Sr. Notes
6.00%, 11/15/22(7)	25	$27,125
Michael Foods Holding, Inc., Sr. Notes
8.50%, 7/15/18(3)(7)	20	20,450
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22	55	60,913

		$108,488

Security	Principal Amount* (000’s omitted)	Value

Food Service — 0.0%(2)
Ruby Tuesday, Inc., Sr. Notes
7.625%, 5/15/20(7)	20	$19,200

		$19,200

Food / Drug Retailers — 0.0%(2)
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(7)	40	$42,000

		$42,000

Health Care — 0.9%
Amsurg Corp., Sr. Notes
5.625%, 11/30/20(7)	15	$15,675
Biomet, Inc., Sr. Notes
6.50%, 8/1/20(7)	55	58,644
CDRT Holding Corp., Sr. Notes
9.25%, 10/1/17(3)(7)	40	41,000
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	1,115	1,165,175
7.125%, 7/15/20	65	69,469
DaVita, Inc., Sr. Notes
5.75%, 8/15/22	110	116,462
DJO Finance, LLC/DJO Finance Corp., Sr. Notes
8.75%, 3/15/18(7)	10	10,975
HCA Holdings, Inc., Sr. Notes
6.25%, 2/15/21	40	41,100
Hologic, Inc., Sr. Notes
6.25%, 8/1/20(7)	130	140,725
INC Research, LLC., Sr. Notes
11.50%, 7/15/19(7)	25	26,000
inVentiv Health, Inc., Sr. Notes
9.00%, 1/15/18(7)	625	632,812
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18(7)	25	26,344
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20	35	39,025
Valeant Pharmaceuticals International, Sr. Notes
6.375%, 10/15/20(7)	50	53,750
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(7)	95	100,225

		$2,537,381

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20	370	$399,600
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(7)	65	68,575
Tempur-Pedic International, Inc., Sr. Notes
6.875%, 12/15/20(7)	15	15,506

		$483,681

Industrial Equipment — 0.0%(2)
Manitowoc Co., Inc. (The), Sr. Notes
5.875%, 10/15/22	35	$35,088

		$35,088

Insurance — 0.2%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, Sr. Notes
7.875%, 12/15/20(7)	20	$20,100
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(7)	525	548,625
Hub International, Ltd., Sr. Notes
8.125%, 10/15/18(7)	35	36,050
Onex USI Acquisition Corp., Sr. Notes
7.75%, 1/15/21(7)	35	34,650

		$639,425

Leisure Goods / Activities / Movies — 0.1%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	60	$66,750
Cinemark USA, Inc., Sr. Notes
5.125%, 12/15/22(7)	10	10,175
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	50	51,500
6.875%, 12/1/13	20	20,975
7.25%, 6/15/16	10	11,350
7.25%, 3/15/18	20	22,700
Seven Seas Cruises, S. de R.L., Sr. Notes
9.125%, 5/15/19	35	37,188
Viking Cruises, Ltd., Sr. Notes
8.50%, 10/15/22(7)	35	37,975

		$258,613

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(7)(9)	265	$95,400
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	10	9,800
8.50%, 2/15/20	1,075	1,070,297
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes
9.00%, 2/15/20(7)	275	276,375
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(7)	50	50,000
MGM Resorts International, Sr. Notes
6.625%, 12/15/21	50	50,062
7.75%, 3/15/22	15	16,125
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(7)	50	49,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(7)	210	167,475
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(7)	165	148,500
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(7)	93	50,549

		$1,984,083

Mining, Steel, Iron and Nonprecious Metals — 0.1%
Eldorado Gold Corp., Sr. Notes
6.125%, 12/15/20(7)	60	$61,350
IAMGOLD Corp., Sr. Notes
6.75%, 10/1/20(7)	70	68,425
Inmet Mining Corp., Sr. Notes
7.50%, 6/1/21(7)	20	20,850

		$150,625

Nonferrous Metals / Minerals — 0.1%
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(7)	25	$26,375
8.25%, 11/1/19(7)	15	16,050
Molycorp, Inc., Sr. Notes
10.00%, 6/1/20(7)	50	46,750
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(7)	20	21,450
6.25%, 11/15/22(7)	35	36,400
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(7)	25	27,063

		$174,088

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas — 0.5%
Access Midstream Partners, LP/ACMP Finance Corp., Sr. Notes
4.875%, 5/15/23	35	$35,569
Bristow Group, Inc., Sr. Notes
6.25%, 10/15/22	45	48,319
Chesapeake Energy Corp., Sr. Notes
6.125%, 2/15/21	75	78,187
Concho Resources, Inc., Sr. Notes
5.50%, 4/1/23	45	47,363
Continental Resources, Inc., Sr. Notes
5.00%, 9/15/22	140	151,550
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes
6.50%, 11/1/22(7)	65	65,000
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes
6.875%, 5/1/19	100	109,000
9.375%, 5/1/20	70	79,275
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22	20	21,300
EPL Oil & Gas, Inc., Sr. Notes
8.25%, 2/15/18(7)	40	41,300
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes
8.125%, 11/15/18(7)	15	15,563
Inergy Midstream LP/NRGM Finance Corp., Sr. Notes
6.00%, 12/15/20(7)	10	10,350
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	35	38,150
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(7)	50	52,375
Newfield Exploration Co., Sr. Notes
5.625%, 7/1/24	65	70,362
Oasis Petroleum, Inc., Sr. Notes
6.875%, 1/15/23	75	80,812
Offshore Group Investment, Ltd., Sr. Notes
7.50%, 11/1/19(7)	20	20,300
Plains Exploration & Production Co., Sr. Notes
6.875%, 2/15/23	105	120,487
Sabine Pass LNG, LP, Sr. Notes
6.50%, 11/1/20(7)	55	56,238
SM Energy Co., Sr. Notes
6.50%, 1/1/23	40	43,000
Tesoro Corp., Sr. Notes
5.375%, 10/1/22	55	58,850

		$1,243,350

Security	Principal Amount* (000’s omitted)	Value

Publishing — 0.2%
McClatchy Co. (The), Sr. Notes
9.00%, 12/15/22(7)	30	$30,787
Laureate Education, Inc., Sr. Notes
9.25%, 9/1/19(7)	315	330,750
Laureate Education, Inc., Sr. Sub Notes
12.75%, 8/15/17(7)	45	47,925

		$409,462

Radio and Television — 0.6%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(7)	226	$207,920
Clear Channel Worldwide Holdings, Inc., Sr. Notes
6.50%, Series A, 11/15/22(7)	25	25,813
6.50%, Series B, 11/15/22(7)	70	72,975
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17	844	919,960
LBI Media, Inc., Sr. Notes
13.50%, 4/15/20	6	4,125
Starz, LLC/Starz Finance Corp., Sr. Notes
5.00%, 9/15/19(7)	35	36,050
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(7)	425	440,937
WMG Acquisition Corp., Sr. Notes
6.00%, 1/15/21(7)	25	26,500

		$1,734,280

Rail Industries — 0.0%(2)
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	64	$64,800

		$64,800

Retailers (Except Food and Drug) — 0.2%
Claire’s Stores, Inc., Sr. Notes
9.00%, 3/15/19(7)	65	$70,037
Michaels Stores, Inc., Sr. Notes
7.75%, 11/1/18(7)	25	27,563
7.75%, 11/1/18	50	55,125
New Academy Finance Co., LLC/New Academy Finance Corp., Sr. Notes
8.00%, 6/15/18(3)(7)	50	50,875
PETCO Holdings, Inc., Sr. Notes
8.50%, 10/15/17(3)(7)	110	113,575
PVH Corp., Sr. Notes
4.50%, 12/15/22	20	20,300

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Radio Systems Corp., Sr. Notes
8.375%, 11/1/19(7)	30	$31,350
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22	95	103,550
ServiceMaster Company, Sr. Notes
7.00%, 8/15/20(7)	60	60,450

		$532,825

Steel — 0.0%(2)
AK Steel Corp., Sr. Notes
8.75%, 12/1/18(7)	15	$15,881

		$15,881

Telecommunications — 0.4%
Avaya, Inc., Sr. Notes
9.00%, 4/1/19(7)	20	$20,450
Crown Castle International Corp., Sr. Notes
5.25%, 1/15/23(7)	55	59,056
Intelsat Jackson Holdings, Ltd., Sr. Notes
7.25%, 10/15/20(7)	55	59,950
SBA Communications Corp., Sr. Notes
5.625%, 10/1/19(7)	50	52,688
SBA Telecommunications, Inc., Sr. Notes
5.75%, 7/15/20(7)	50	53,313
Sprint Nextel Corp., Sr. Notes
7.00%, 8/15/20	555	609,112
6.00%, 11/15/22	95	98,087

		$952,656

Utilities — 1.5%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)	2,138	$2,373,180
7.875%, 1/15/23(7)	1,530	1,736,550
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(7)	20	21,400
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	10	10,725

		$4,141,855

Total Corporate Bonds & Notes (identified cost $25,475,308)		$26,635,890

Asset-Backed Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value

Avalon Capital Ltd. 3, Series 1A, Class D, 2.262%, 2/24/19(7)(8)	$295	$264,040
Babson Ltd., Series 2005-1A, Class C1, 2.29%, 4/15/19(7)(8)	376	330,283
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.811%, 3/8/17(8)	492	481,022
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.08%, 7/17/19(8)	500	456,987
Madison Park Funding Ltd., Series 2006-2A, Class D, 5.06%, 3/25/20(7)(8)	1,000	936,292
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.565%, 4/25/21(7)(8)	1,000	881,830

Total Asset-Backed Securities (identified cost $3,642,299)		$3,350,454

Common Stocks — 1.5%

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(5)(10)(11)	10,159	$259,055

		$259,055

Building and Development — 0.1%
Panolam Holdings Co.(5)(11)(12)	131	$231,238
United Subcontractors, Inc.(5)(10)(11)	292	12,181

		$243,419

Financial Intermediaries — 0.0%(2)
RTS Investor Corp.(5)(10)(11)	41	$4,425

		$4,425

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(5)(10)(11)	22,185	$200,774

		$200,774

Home Furnishings — 0.1%
Oreck Corp.(5)(10)(11)	2,275	$39,562
Sanitec Europe Oy B Units(5)(10)(11)	26,265	168,143
Sanitec Europe Oy E Units(5)(10)(11)	25,787	0

		$207,705

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Leisure Goods / Activities / Movies — 0.3%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	22,424	$855,850

		$855,850

Lodging and Casinos — 0.2%
Affinity Gaming, LLC(10)(11)	23,498	$270,230
Greektown Superholdings, Inc.(11)	45	2,295
Tropicana Entertainment, Inc.(5)(10)(11)	25,430	362,378

		$634,903

Nonferrous Metals / Minerals — 0.0%(2)
Euramax International, Inc.(10)(11)	468	$98,175

		$98,175

Oil and Gas — 0.0%(2)
SemGroup Corp.(11)	750	$29,310

		$29,310

Publishing — 0.6%
Ion Media Networks, Inc.(5)(10)	2,155	$1,370,580
MediaNews Group, Inc.(5)(10)(11)	5,771	121,079

		$1,491,659

Total Common Stocks (identified cost $2,468,490)		$4,025,275

Warrants — 0.0%(2)

Security	Shares	Value

Oil and Gas — 0.0%(2)
SemGroup Corp., Expires 11/30/14(11)	789	$11,969

		$11,969

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(10)(11)	781	$0

		$0

Total Warrants (identified cost $8)		$11,969

Miscellaneous — 0.0%(2)

Security	Shares	Value

Business Equipment and Services — 0.0%(2)
NCS Acquisition Corp., Escrow Certificate(5)(11)	20,000	$276

		$276

Cable and Satellite Television — 0.0%(2)
Adelphia Recovery Trust(5)(11)	261,268	$0
Adelphia, Inc., Escrow Certificate(11)	270,000	2,092

		$2,092

Oil and Gas — 0.0%(2)
SemGroup Corp., Escrow Certificate(11)	290,000	$13,050

		$13,050

Total Miscellaneous (identified cost $250,466)		$15,418

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	$5,815	$5,814,792

Total Short-Term Investments (identified cost $5,814,792)		$5,814,792

Total Investments — 157.3% (identified cost $420,145,372)		$424,141,159

Less Unfunded Loan Commitments — (0.0)%(2)		$(120,000)

Net Investments — 157.3% (identified cost $420,025,372)		$424,021,159

Other Assets, Less Liabilities — (16.5)%		$(44,431,606)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.8)%		$(110,001,226)

Net Assets Applicable to Common Shares — 100.0%		$269,588,327

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Portfolio of Investments (Unaudited) — continued

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	This Senior Loan will settle after December 31, 2012, at which time the interest rate will be determined.

(5)	For fair value value measurement disclosure purposes, security is categorized as Level 3 (See Note 13).

(6)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $18,522,456 or 6.9% of the Trust’s net assets applicable to common shares.

(8)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2012.

(9)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security (see Note 8).

(13)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2012.

23	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2012
Unaffiliated investments, at value (identified cost, $414,210,580)	$418,206,367
Affiliated investment, at value (identified cost, $5,814,792)	5,814,792
Cash	3,910,464
Foreign currency, at value (identified cost, $5,071)	5,067
Interest receivable	1,680,040
Interest receivable from affiliated investment	684
Receivable for investments sold	1,306,567
Receivable for open forward foreign currency exchange contracts	7,870
Prepaid expenses and other assets	17,671
Total assets	$430,949,522

Liabilities
Notes payable	$45,000,000
Payable for investments purchased	3,478,080
Payable for open forward foreign currency exchange contracts	181,801
Distributions payable	2,132,896
Payable to affiliates:
Investment adviser fee	296,712
Administration fee	90,461
Trustees’ fees	4,256
Accrued expenses	175,763
Total liabilities	$51,359,969
Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,001,226
Net assets applicable to common shares	$269,588,327

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 36,776,552 shares issued and outstanding	$367,766
Additional paid-in capital	316,733,753
Accumulated net realized loss	(50,913,049)
Accumulated distributions in excess of net investment income	(395,774)
Net unrealized appreciation	3,795,631
Net assets applicable to common shares	$269,588,327

Net Asset Value Per Common Share
($269,588,327 ÷ 36,776,552 common shares issued and outstanding)	$7.33

24	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2012
Interest and other income	$11,716,686
Dividends	451,968
Interest allocated from affiliated investment	4,775
Expenses allocated from affiliated investment	(494)
Total investment income	$12,172,935

Expenses
Investment adviser fee	$1,753,665
Administration fee	534,654
Trustees’ fees and expenses	8,570
Custodian fee	139,638
Transfer and dividend disbursing agent fees	10,217
Legal and accounting services	71,581
Printing and postage	30,096
Interest expense and fees	320,500
Preferred shares service fee	81,932
Miscellaneous	56,279
Total expenses	$3,007,132
Deduct —
Reduction of custodian fee	$6
Total expense reductions	$6

Net expenses	$3,007,126

Net investment income	$9,165,809

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,149,344
Investment transactions allocated from affiliated investment	166
Foreign currency and forward foreign currency exchange contract transactions	(178,833)
Net realized gain	$970,677
Change in unrealized appreciation (depreciation) —
Investments	$7,289,802
Foreign currency and forward foreign currency exchange contracts	(406,819)
Net change in unrealized appreciation (depreciation)	$6,882,983

Net realized and unrealized gain	$7,853,660

Distributions to preferred shareholders
From net investment income	$(75,128)

Net increase in net assets from operations	$16,944,341

25	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
From operations —
Net investment income	$9,165,809	$15,980,515
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	970,677	2,421,526
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	6,882,983	(4,859,938)
Distributions to preferred shareholders —
From net investment income	(75,128)	(93,709)
Net increase in net assets from operations	$16,944,341	$13,448,394
Distributions to common shareholders —
From net investment income	$(10,698,878)	$(16,207,874)
Total distributions to common shareholders	$(10,698,878)	$(16,207,874)
Capital share transactions —
Reinvestment of distributions to common shareholders	$175,163	$—
Net increase in net assets from capital shares transactions	$175,163	$—

Net increase (decrease) in net assets	$6,420,626	$(2,759,480)

Net Assets Applicable to Common Shares
At beginning of period	$263,167,701	$265,927,181
At end of period	$269,588,327	$263,167,701

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(395,774)	$1,212,423

26	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2012
Net increase in net assets from operations	$16,944,341
Distributions to preferred shareholders	75,128
Net increase in net assets from operations excluding distributions to preferred shareholders	$17,019,469
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(97,183,111)
Investments sold and principal repayments	101,156,570
Decrease in short-term investments, net	1,684,692
Net amortization/accretion of premium (discount)	(773,625)
Decrease in interest receivable	98,226
Increase in interest receivable from affiliated investment	(365)
Decrease in receivable for open forward foreign currency exchange contracts	269,873
Decrease in prepaid expenses and other assets	6,458
Increase in payable for open forward foreign currency exchange contracts	138,652
Increase in payable to affiliate for investment adviser fee	17,136
Increase in payable to affiliate for administration fee	5,224
Increase in payable to affiliate for Trustees’ fees	56
Decrease in accrued expenses	(83,991)
Decrease in unfunded loan commitments	(573,828)
Net change in unrealized (appreciation) depreciation from investments	(7,289,802)
Net realized gain from investments	(1,149,344)
Net cash provided by operating activities	$13,342,290

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(8,390,819)
Cash distributions to preferred shareholders	(74,887)
Proceeds from notes payable	3,000,000
Repayment of notes payable	(4,000,000)
Net cash used in financing activities	$(9,465,706)

Net increase in cash*	$3,876,584

Cash at beginning of period(1)	$38,947

Cash at end of period(1)	$3,915,531

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$175,163
Cash paid for interest and fees on borrowings	$322,723

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(417).

(1)	Balance includes foreign currency, at value.

27	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$7.160		$7.240	$6.710	$5.480	$7.480	$8.800

Income (Loss) From Operations
Net investment income(1)	$0.249		$0.435	$0.420	$0.395	$0.492	$0.742
Net realized and unrealized gain (loss)	0.214		(0.071)	0.557	1.198	(2.012)	(1.324)
Distributions to preferred shareholders
From net investment income(1)	(0.002)		(0.003)	(0.006)	(0.006)	(0.033)	(0.133)

Total income (loss) from operations	$0.461		$0.361	$0.971	$1.587	$(1.553)	$(0.715)

Less Distributions to Common Shareholders
From net investment income	$(0.291)		$(0.441)	$(0.441)	$(0.357)	$(0.439)	$(0.605)
Tax return of capital	—		—	—	—	(0.008)	—

Total distributions to common shareholders	$(0.291)		$(0.441)	$(0.441)	$(0.357)	$(0.447)	$(0.605)

Net asset value — End of period (Common shares)	$7.330		$7.160	$7.240	$6.710	$5.480	$7.480

Market value — End of period (Common shares)	$7.540		$7.020	$7.200	$6.630	$4.690	$6.620

Total Investment Return on Net Asset Value(2)	5.68	%(3)(4)	5.58%	14.80%	29.77%	(18.99)%	(7.58)%

Total Investment Return on Market Value(2)	10.88	%(3)(4)	4.09%	15.55%	49.83%	(21.66)%	(16.01)%

28	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$269,588		$263,168	$265,927	$245,741	$200,183	$272,941
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees(6)	1.98	%(7)	2.01%	1.95%	2.05%	2.44%	2.22%
Interest and fee expense(8)	0.24	%(7)	0.23%	0.23%	0.25%	0.99%	1.95%
Total expenses	2.22	%(7)	2.24%	2.18%	2.30%	3.43%	4.17%
Net investment income	6.77	%(7)	6.17%	5.90%	6.08%	9.64%	9.47%
Portfolio Turnover	23	%(3)	38%	53%	43%	18%	26%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(5)
Expenses excluding interest and fees(6)	1.26	%(7)	1.27%	1.26%	1.31%	1.54%	1.60%
Interest and fee expense(8)	0.15	%(7)	0.15%	0.15%	0.16%	0.62%	1.41%
Total expenses	1.41	%(7)	1.42%	1.41%	1.47%	2.16%	3.01%
Net investment income	4.28	%(7)	3.93%	3.82%	3.90%	6.06%	6.84%
Senior Securities:
Total notes payable outstanding (in 000’s)	$45,000		$46,000	$36,000	$31,000	$3,000	$105,000
Asset coverage per $1,000 of notes payable(9)	$9,435		$9,112	$11,442	$12,476	$104,397	$4,648
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(10)	$68,482		$67,174	$70,536	$68,571	$69,290	$56,770
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	The return does not include a dividend declared during the period but payable after period end.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable incurred to redeem the Trust’s APS (see Note 10).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 274%, 269%, 282%, 274%, 277% and 227% at December 31, 2012, and June 30, 2012, 2011, 2010, 2009 and 2008, respectively.

(11)	Plus accumulated and unpaid dividends.

29	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to

30

Eaton Vance

Senior Income Trust

December 31, 2012

Notes to Financial Statements (Unaudited) — continued

maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At June 30, 2012, the Trust, for federal income tax purposes, had a capital loss carryforward of $51,569,173 and deferred capital losses of $272,739 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The capital loss carryforward will expire on June 30, 2016 ($52,501), June 30, 2017 ($21,938,328), June 30, 2018 ($22,498,410) and June 30, 2019 ($7,079,934). The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of December 31, 2012, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2012, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

31

Eaton Vance

Senior Income Trust

December 31, 2012

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to December 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of December 31, 2012 is as follows:

APS Issued and Outstanding

Series A	2,200
Series B	2,200

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2012, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2012	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.10%	$37,697	0.14%	0.08–0.19
Series B	0.05	37,431	0.14	0.05–0.20

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of December 31, 2012.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

32

Eaton Vance

Senior Income Trust

December 31, 2012

Notes to Financial Statements (Unaudited) — continued

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.82% of the Trust’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate is reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended December 31, 2012, the Trust’s investment adviser fee totaled $1,753,665. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2012, the administration fee amounted to $534,654.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $95,653,914 and $101,989,514, respectively, for the six months ended December 31, 2012.

6  Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust for the six months ended December 31, 2012 were 24,004. There were no common shares issued by the Trust for the year ended June 30, 2012.

Pursuant to a registration statement filed with the Securities and Exchange Commission effective November 14, 2012, the Trust is authorized to issue up to an additional 3,677,150 common shares through a shelf offering. The offering price of the common shares, less any commissions and discounts, must equal or exceed the Trust’s net asset value per share. Offering costs related to the shelf offering were borne by EVM. As of December 31, 2012, there were no shares sold by the Trust pursuant to its shelf offering.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$420,143,245

Gross unrealized appreciation	$8,803,832
Gross unrealized depreciation	(4,925,918)

Net unrealized appreciation	$3,877,914

8  Restricted Securities

At December 31, 2012, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$231,238

Total Restricted Securities			$71,985	$231,238

33

Eaton Vance

Senior Income Trust

December 31, 2012

Notes to Financial Statements (Unaudited) — continued

9  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

2/28/13	British Pound Sterling 3,409,732	United States Dollar 5,443,433	Goldman Sachs International	$(94,591)
2/28/13	Euro 2,267,925	United States Dollar 2,926,315	Citibank NA	(68,692)
3/28/13	British Pound Sterling 1,460,024	United States Dollar 2,352,573	Citibank NA	(18,518)
3/28/13	Euro 4,137,086	United States Dollar 5,472,765	HSBC Bank USA	7,870

				$(173,931)

At December 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $181,801.

The non-exchange traded derivatives in which the Trust invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At December 31, 2012, the maximum amount of loss the Trust would incur due to counterparty risk was $7,870, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Trust has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Trust or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

34

Eaton Vance

Senior Income Trust

December 31, 2012

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$7,870	(1)	$(181,801	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2012 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(184,377	)(1)	$(408,525	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended December 31, 2012, which is indicative of the volume of this derivative type, was approximately $16,345,000.

10  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $50 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 21, 2013, the Trust also pays a program fee of 0.60% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.45% per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended December 31, 2012 totaled $256,068 and are included in interest expense on the Statement of Operations. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2012, the Trust had borrowings outstanding under the Agreement of $45,000,000 at an interest rate of 0.19%. The carrying amount of the borrowings at December 31, 2012 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at December 31, 2012. For the six months ended December 31, 2012, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $45,945,652 and 0.28%, respectively.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant

35

Eaton Vance

Senior Income Trust

December 31, 2012

Notes to Financial Statements (Unaudited) — continued

value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$383,335,115	$832,246	$384,167,361
Corporate Bonds & Notes	—	26,585,341	50,549	26,635,890
Asset-Backed Securities	—	3,350,454	—	3,350,454
Common Stocks	29,310	1,226,550	2,769,415	4,025,275
Warrants	—	11,969	0	11,969
Miscellaneous	—	15,142	276	15,418
Short-Term Investments	—	5,814,792	—	5,814,792

Total Investments	$29,310	$420,339,363	$3,652,486	$424,021,159

Forward Foreign Currency Exchange Contracts	$—	$7,870	$—	$7,870

Total	$29,310	$420,347,233	$3,652,486	$424,029,029

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(181,801)	$—	$(181,801)

Total	$—	$(181,801)	$—	$(181,801)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2012 is not presented.

At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

36

Eaton Vance

Senior Income Trust

December 31, 2012

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on October 26, 2012. The following action was taken by the shareholders:

Item 1:  The election of Scott E. Eston, Allen R. Freedman and Helen Frame Peters as Class II Trustees of the Fund and Ralph F. Verni as Class II APS Trustee of the Fund, each for a three-year term expiring in 2015 and Harriett Tee Taggart as a Class III Trustee of the Fund for a one-year term expiring in 2013. Mr. Verni was elected solely by holders of the Fund’s APS.

		Number of Shares
Nominee for Trustee Elected by All Shareholders	For	Withheld	Broker Non-Vote*
Scott E. Eston (Class II)	34,007,194	581,268	81
Allen R. Freedman (Class II)	33,953,963	634,580	0
Helen Frame Peters (Class II)	34,006,703	581,840	0
Harriett Tee Taggart (Class III)	33,992,886	595,657	0

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
Ralph F. Verni (Class II)	2,305	214

*	Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter. Broker non-votes, which are treated as shares that are present at the meeting but which have not been voted, assist the Fund in obtaining a quorum but have no effect on the outcome of the proposal(s).

37

Eaton Vance

Senior Income Trust

December 31, 2012

Officers and Trustees

Officers of Eaton Vance Senior Income Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Income Trust

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business Trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2012, Fund records indicate that there are 136 registered shareholders and approximately 9,688 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

39

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

171-2/13	SITSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	February 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 11, 2013

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	February 11, 2013